Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expenses	503,139	823,839	991,644
Deferred income tax expense	(262,321)	(369,064)	(596,544)

Total	240,818	454,775	395,100

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(3)%	(3)%	(2)%
Effect of tax holiday 1	(17)%	(10)%	(13)%
Change in valuation allowance	1%	1%	(1)%
Non-deductible expenses	1%	1%	1%
Withholding tax	2%	3%	4%

Effective income tax rate	9%	17%	14%

1
As Hainan Shanghu obtained software enterprise status in the fourth quarter of 2021, the Group reversed a total of RMB220.2 million tax expenses in the fourth quarter of 2021 including RMB76.1 million related to 2020 and RMB144.1 million related to the first three quarters of 2021. As Hainan Shenxin obtained encouraged industrial enterprise status in 2023, the Group reversed a total of RMB14.7 million tax expenses in the fourth quarter of 2023 including RMB2.6 million related to 2021, RMB4.2 million related to 2022 and RMB7.9 million related to the first half
of 2023.

Summary of Aggregate Amount and Per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax holiday effect	471,798	279,033	356,159
Net profit per share effect
- Basic	0.33	0.20	0.27

- Diluted	0.32	0.19	0.26

Significant Components of Deferred Tax Assets
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition	582,404	1,085,749
Provision for accounts receivable and contract assets and loans receivable	259,608	383,871
Accumulated tax losses-carry forward	142,609	182,155
Payroll and welfare payable and other temporary differences	16,578	60,407
Quality assurance obligations	33,916	7,069
Less: Valuation allowance	(115,754)	(94,926)

Total deferred tax assets	919,361	1,624,325

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(57,675)	(56,535)
Withholding tax for undistributed earnings	(149,906)	(259,466)

Total deferred tax liabilities	(232,188)	(340,608)

Movement of Valuation Allowances
Movement of valuation allowances

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	42,233	89,117	115,754
Current year additions	50,925	42,322	44,113
Current year reversals	(4,041)	(15,685)	(64,941)

At end of year	89,117	115,754	94,926